UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     Chairman
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Scotts Valley, CA     February 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $1,013,730 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    26652   473979 SH       SOLE                    77118        0   396861
ADVANCE AUTO PARTS INC         COM              00751Y106    57964   832460 SH       SOLE                   129891        0   702569
AFLAC INC                      COM              001055102    26056   602301 SH       SOLE                    98600        0   503701
APPLE INC                      COM              037833100    51658   127550 SH       SOLE                    20811        0   106739
BARRICK GOLD CORP              COM              067901108    47262  1044458 SH       SOLE                   166557        0   877901
BECTON DICKINSON & CO          COM              075887109    39869   533573 SH       SOLE                    86026        0   447547
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    23203   304104 SH       SOLE                    49600        0   254504
CANADIAN NATL RY CO            COM              136375102    29218   371917 SH       SOLE                    15346        0   356571
CHEVRON CORP NEW               COM              166764100    47971   450854 SH       SOLE                    69767        0   381087
CVS CAREMARK CORPORATION       COM              126650100    51056  1251983 SH       SOLE                   213815        0  1038168
EXXON MOBIL CORP               COM              30231G102      636     7500 SH       SOLE                        0        0     7500
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      321     7025 SH       SOLE                        0        0     7025
INTERNATIONAL BUSINESS MACHS   COM              459200101    44787   243568 SH       SOLE                    37604        0   205964
JOHNSON & JOHNSON              COM              478160104    20256   308875 SH       SOLE                    46140        0   262735
KRAFT FOODS INC                CL A             50075N104    45628  1221316 SH       SOLE                   177699        0  1043617
LIFE TECHNOLOGIES CORP         COM              53217V109    24490   629412 SH       SOLE                   103814        0   525598
LOCKHEED MARTIN CORP           COM              539830109    48988   605540 SH       SOLE                   102045        0   503495
LOEWS CORP                     COM              540424108    38792  1030324 SH       SOLE                   187457        0   842867
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      551    10722 SH       SOLE                     2988        0     7734
MCDONALDS CORP                 COM              580135101    46847   466928 SH       SOLE                    67923        0   399005
MCKESSON CORP                  COM              58155Q103    45043   578141 SH       SOLE                    92697        0   485444
MICROSOFT CORP                 COM              594918104    51944  2000918 SH       SOLE                   330704        0  1670214
NOVARTIS A G                   SPONSORED ADR    66987V109    57219  1000862 SH       SOLE                   153383        0   847479
ORACLE CORP                    COM              68389X105    21373   833268 SH       SOLE                   133538        0   699730
SANOFI                         SPONSORED ADR    80105N105    30729   840972 SH       SOLE                   135468        0   705504
SPDR GOLD TRUST                GOLD SHS         78463V107    16936   111429 SH       SOLE                     9778        0   101651
THERMO FISHER SCIENTIFIC INC   COM              883556102    24788   551204 SH       SOLE                    93800        0   457404
TOTAL S A                      SPONSORED ADR    89151E109    43819   857349 SH       SOLE                   139228        0   718121
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    49674  1772183 SH       SOLE                   282247        0  1489936